Summary of Significant Accounting Policies (Tables)	12 Months Ended
Nov. 30, 2016
Accounting Policies [Abstract]
Depreciation and Amortization Expense Computation
Property and equipment are stated at cost. Depreciation and amortization were computed using the straight-line method over our estimates of useful lives and residual values, as a percentage of original cost, as follows:

	Years	Residual Values
Ships	30	15%
Ship improvements	3-30	0%
Buildings and improvements	10-40	0% or 10%
Computer hardware and software	3-12	0% or 10%
Transportation equipment and other	3-20	0% or 10%
Leasehold improvements, including port facilities	Shorter of lease term or related asset life (3-30)	0%